UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2005




ITEM 1. REPORT TO STOCKHOLDERS.
USAA GNMA TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2005

[LOGO OF USAA]
   USAA(R)

                                 USAA GNMA Trust(R)

                                        [GRAPHIC OF USAA GNMA Trust(R)]

     A n n u a l   R e p o r t

--------------------------------------------------------------------------------
     MAY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             8

INVESTMENT OVERVIEW                                                          9

FINANCIAL INFORMATION

    Report of Independent Registered Public Accounting Firm                 15

    Portfolio of Investments                                                16

    Notes to Portfolio of Investments                                       19

    Financial Statements                                                    20

    Notes to Financial Statements                                           23

EXPENSE EXAMPLE                                                             34

ADVISORY AGREEMENTS                                                         36

DIRECTORS' AND OFFICERS' INFORMATION                                        42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "
                                               IN THE CURRENT INVESTMENT
                                           ENVIRONMENT . . . INVESTORS MAY
[PHOTO OF CHRISTOPHER W. CLAUS]          FIND THAT QUALITY, DIVERSIFICATION,
                                           SAFETY, LIQUIDITY, AND PATIENCE
                                             ARE THE SMARTEST STRATEGIES.
                                                         "

                                                                       June 2005
--------------------------------------------------------------------------------

                 As I write to you, inflation - a key driver of both the stock and bond markets - appears to be under control. The U.S. economy is in good health, and I expect the gross domestic product (GDP) to grow between 3% and 3.5% in 2005. Meanwhile, the Federal Reserve Board (the Fed) shows signs of nearing the end of its interest-rate tightening schedule; it is likely to leave the federal funds rate near 3.5% or 3.75%. Oil prices have moved higher, rising above $50 a barrel and continuing to constrain economic growth.

                 Although U.S. equity valuations are trading at historically high levels for a rising interest-rate environment, international valuations appear a little more reasonable. Remarkably, long-term interest rates have remained low, which has helped to support the stock market. Why? The bond market seems to believe that the economy will slow. Absent inflation and a rising dollar, longer-term interest rates actually declined in 2005, increasing the value of longer-term bonds. In my opinion, longer-term rates will continue to have a significant impact on the direction of the stock and bond markets over the next few quarters.

                 The growth in the U.S. budget deficit is of some concern. Sooner or later, the government must cut spending and/or raise taxes to pay its bills - both would be challenging for the U.S. economy over the long term.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Consumers have their own budget deficits. Some pundits scoff at the significance; others predict a day of reckoning. I believe Americans have to curb their spending and start saving more to support their eventual retirements. And while greater savings may be a plus, a slowdown in consumer spending would hurt economic growth.

                 Against this backdrop, investors may find that quality, diversification, safety, liquidity, and patience are the smartest strategies. For short-term investors, money markets provide yields near 3%, with relative safety and liquidity. Investors with longer-term horizons could see annual returns of 4% to 5% a year in bonds, particularly if they reinvest the interest. Stocks are likely to generate only modest gains going forward; we see the equity markets providing mid-single-digit returns over the next several years.

                 In the current investment environment, it would be prudent to take what the market offers us and resist the urge to reach for higher returns at dramatically greater risk. Sometimes risk is simply risk and is not always rewarded with higher returns. We will continue to look for value in our investments, examine the risks, and not stray from our investment discipline.

                 From everyone at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

                                        MARGARET "DIDI" WEINBLATT, Ph.D., CFA
[PHOTO OF MARGARET "DIDI" WEINBLATT]     USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA GNMA Trust had a total return of 5.32% for the year ended May 31, 2005. This compares to a 5.19% return for the Lipper GNMA Funds Average, 5.46% for the Lipper GNMA Funds Index, and 6.47% for the Lehman Brothers GNMA 30-Year Index.

WHAT WAS THE MARKET ENVIRONMENT DURING THE PERIOD?

                 The dominating theme was the decline in long-term interest rates despite the fact that the Federal Reserve Board (the Fed) tripled the short-term federal funds rate, from 1% to 3%, through 0.25% hikes at eight consecutive meetings of the Federal Open Market Committee. As the period opened, longer-term bond yields had already risen in anticipation of the Fed's action, reaching the highest levels we had seen since 2002. The graph on the next page tracks the yield on U.S. Treasury bonds of varying maturities as well as the target federal funds rate over the past two years. In this environment, longer-term bonds posted good absolute returns.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 13 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                       TREASURY YIELDS AND FED FUNDS RATE
                  [CHART OF TREASURY YIELDS AND FED FUNDS RATE]

                   30-YEAR YIELD      10-YEAR YIELD      2-YEAR YIELD                         FEDERAL FUNDS RATE
                   -------------      -------------      ------------                         ------------------
 5/30/2003             4.377%             3.372%             1.326%             5/30/2003             1.25%
  6/2/2003             4.422               3.41               1.31               6/2/2003             1.25
  6/3/2003              4.37              3.331              1.198               6/3/2003             1.25
  6/4/2003             4.354              3.295              1.214               6/4/2003             1.25
  6/5/2003             4.406              3.344              1.238               6/5/2003             1.25
  6/6/2003             4.397              3.353              1.246               6/6/2003             1.25
  6/9/2003             4.342              3.278              1.182               6/9/2003             1.25
 6/10/2003             4.254              3.192              1.117              6/10/2003             1.25
 6/11/2003             4.263              3.212              1.149              6/11/2003             1.25
 6/12/2003             4.213              3.165              1.101              6/12/2003             1.25
 6/13/2003             4.174              3.114              1.084              6/13/2003             1.25
 6/16/2003             4.232              3.173              1.157              6/16/2003             1.25
 6/17/2003               4.3              3.262              1.221              6/17/2003             1.25
 6/18/2003             4.398              3.363              1.238              6/18/2003             1.25
 6/19/2003             4.407              3.339              1.156              6/19/2003             1.25
 6/20/2003             4.433              3.367              1.164              6/20/2003             1.25
 6/23/2003             4.396              3.313              1.139              6/23/2003             1.25
 6/24/2003             4.335              3.251              1.098              6/24/2003             1.25
 6/25/2003             4.463              3.405              1.287              6/25/2003                1
 6/26/2003             4.565              3.543              1.407              6/26/2003                1
 6/27/2003             4.583              3.543              1.351              6/27/2003                1
 6/30/2003             4.558              3.515              1.304              6/30/2003                1
  7/1/2003             4.587              3.549              1.304               7/1/2003                1
  7/2/2003              4.58              3.538               1.28               7/2/2003                1
  7/3/2003             4.691              3.663              1.313               7/3/2003                1
  7/4/2003             4.685              3.649              1.306               7/7/2003                1
  7/7/2003             4.746              3.733              1.354               7/8/2003                1
  7/8/2003             4.714              3.716               1.37               7/9/2003                1
  7/9/2003             4.698              3.682              1.338              7/10/2003                1
 7/10/2003             4.698              3.657              1.306              7/11/2003                1
 7/11/2003             4.683              3.628              1.275              7/14/2003                1
 7/14/2003              4.77              3.726               1.34              7/15/2003                1
 7/15/2003             4.966              3.983              1.454              7/16/2003                1
 7/16/2003             4.895               3.92               1.43              7/17/2003                1
 7/17/2003             4.893              3.922              1.439              7/18/2003                1
 7/18/2003             4.934              4.001              1.489              7/21/2003                1
 7/21/2003             5.088              4.212              1.622              7/22/2003                1
 7/22/2003             5.041              4.124              1.523              7/23/2003                1
 7/23/2003             5.042               4.11              1.499              7/24/2003                1
 7/24/2003             5.093              4.167              1.536              7/25/2003                1
 7/25/2003             5.117              4.177              1.504              7/28/2003                1
 7/28/2003             5.215              4.282              1.616              7/29/2003                1
 7/29/2003             5.338               4.44              1.703              7/30/2003                1
 7/30/2003             5.249              4.309              1.632              7/31/2003                1
 7/31/2003             5.358              4.408              1.744               8/1/2003                1
  8/1/2003             5.315              4.385              1.777               8/4/2003                1
  8/4/2003             5.253              4.285              1.681               8/5/2003                1
  8/5/2003             5.362              4.392              1.818               8/6/2003                1
  8/6/2003             5.238              4.269              1.754               8/7/2003                1
  8/7/2003             5.215              4.219              1.706               8/8/2003                1
  8/8/2003             5.232              4.271              1.698              8/11/2003                1
 8/11/2003              5.27              4.355              1.764              8/12/2003                1
 8/12/2003             5.351              4.428              1.723              8/13/2003                1
 8/13/2003              5.45              4.562              1.822              8/14/2003                1
 8/14/2003             5.382              4.491              1.765              8/15/2003                1
 8/15/2003             5.398               4.53              1.799              8/18/2003                1
 8/18/2003             5.345              4.459              1.824              8/19/2003                1
 8/19/2003             5.243              4.363              1.734              8/20/2003                1
 8/20/2003             5.286              4.438                1.8              8/21/2003                1
 8/21/2003             5.276              4.477              1.908              8/22/2003                1
 8/22/2003             5.259              4.475              1.918              8/25/2003                1
 8/25/2003             5.303              4.527              1.968              8/26/2003                1
 8/26/2003             5.272              4.475              1.894              8/27/2003                1
 8/27/2003             5.314              4.537               1.97              8/28/2003                1
 8/28/2003             5.208              4.416              1.932              8/29/2003                1
 8/29/2003             5.224              4.466              1.972               9/2/2003                1
  9/1/2003             5.223               4.46              1.964               9/3/2003                1
  9/2/2003             5.334              4.601              2.036               9/4/2003                1
  9/3/2003             5.351              4.595              2.004               9/5/2003                1
  9/4/2003             5.306              4.505              1.891               9/8/2003                1
  9/5/2003             5.189              4.349              1.722               9/9/2003                1
  9/8/2003             5.264              4.428              1.761              9/10/2003                1
  9/9/2003             5.227              4.357              1.689              9/11/2003                1
 9/10/2003             5.154              4.273              1.632              9/12/2003                1
 9/11/2003             5.205              4.316              1.696              9/15/2003                1
 9/12/2003              5.16              4.254              1.621              9/16/2003                1
 9/15/2003             5.183              4.269              1.589              9/17/2003                1
 9/16/2003             5.195              4.277              1.588              9/18/2003                1
 9/17/2003             5.088               4.18              1.612              9/19/2003                1
 9/18/2003             5.075              4.164              1.636              9/22/2003                1
 9/19/2003             5.069              4.162              1.667              9/23/2003                1
 9/22/2003             5.126              4.218              1.634              9/24/2003                1
 9/23/2003             5.093              4.207              1.633              9/25/2003                1
 9/24/2003              5.03              4.135              1.608              9/26/2003                1
 9/25/2003             4.987              4.083              1.645              9/29/2003                1
 9/26/2003             4.935              4.002              1.557              9/30/2003                1
 9/29/2003             5.006              4.077              1.605              10/1/2003                1
 9/30/2003             4.883              3.939              1.462              10/2/2003                1
 10/1/2003             4.891              3.934              1.446              10/3/2003                1
 10/2/2003             4.934              3.995              1.469              10/6/2003                1
 10/3/2003             5.097              4.201              1.637              10/7/2003                1
 10/6/2003              5.07              4.171              1.605              10/8/2003                1
 10/7/2003             5.158              4.259              1.645              10/9/2003                1
 10/8/2003             5.161              4.238              1.621             10/10/2003                1
 10/9/2003             5.215              4.293              1.645             10/13/2003                1
10/10/2003             5.181              4.271              1.645             10/14/2003                1
10/13/2003             5.179              4.253              1.629             10/15/2003                1
10/14/2003             5.252              4.346              1.686             10/16/2003                1
10/15/2003             5.289              4.399              1.768             10/17/2003                1
10/16/2003             5.306              4.461              1.932             10/20/2003                1
10/17/2003              5.25               4.39              1.859             10/21/2003                1
10/20/2003             5.236              4.384              1.851             10/22/2003                1
10/21/2003             5.206              4.344              1.843             10/23/2003                1
10/22/2003             5.136              4.253              1.761             10/24/2003                1
10/23/2003             5.196              4.318              1.802             10/27/2003                1
10/24/2003              5.12              4.232              1.728             10/28/2003                1
10/27/2003             5.141              4.261              1.778             10/29/2003                1
10/28/2003             5.091              4.179               1.67             10/30/2003                1
10/29/2003             5.177              4.297              1.754             10/31/2003                1
10/30/2003             5.199              4.344              1.861              11/3/2003                1
10/31/2003             5.132              4.295              1.822              11/4/2003                1
 11/3/2003             5.162              4.342              1.878              11/5/2003                1
 11/4/2003             5.129              4.297              1.846              11/6/2003                1
 11/5/2003             5.184              4.354              1.927              11/7/2003                1
 11/6/2003             5.244               4.41              1.977             11/10/2003                1
 11/7/2003             5.254               4.44              2.011             11/11/2003                1
11/10/2003             5.265              4.448              2.028             11/12/2003                1
11/11/2003             5.265              4.448              2.028             11/13/2003                1
11/12/2003             5.209                4.4              2.021             11/14/2003                1
11/13/2003             5.105              4.271              1.882             11/17/2003                1
11/14/2003             5.052              4.219              1.809             11/18/2003                1
11/17/2003             5.048              4.196              1.784             11/19/2003                1
11/18/2003             4.999              4.144              1.768             11/20/2003                1
11/19/2003             5.082              4.238              1.867             11/21/2003                1
11/20/2003              5.01              4.154              1.785             11/24/2003                1
11/21/2003             5.016              4.161              1.819             11/25/2003                1
11/24/2003             5.066               4.23              1.894             11/26/2003                1
11/25/2003              5.03              4.186              1.836             11/28/2003                1
11/26/2003              5.07              4.248              1.928              12/1/2003                1
11/27/2003              5.07              4.248              1.967              12/2/2003                1
11/28/2003             5.132              4.334              2.048              12/3/2003                1
 12/1/2003             5.152              4.387              2.096              12/4/2003                1
 12/2/2003             5.151              4.381              2.056              12/5/2003                1
 12/3/2003             5.186              4.404              2.072              12/8/2003                1
 12/4/2003             5.161              4.367               2.04              12/9/2003                1
 12/5/2003             5.063              4.232              1.871             12/10/2003                1
 12/8/2003              5.11              4.269              1.903             12/11/2003                1
 12/9/2003             5.165              4.353              1.968             12/12/2003                1
12/10/2003              5.15              4.318              1.911             12/15/2003                1
12/11/2003             5.103              4.232               1.79             12/16/2003                1
12/12/2003             5.091               4.24              1.806             12/17/2003                1
12/15/2003             5.097              4.258               1.83             12/18/2003                1
12/16/2003             5.066              4.215              1.797             12/19/2003                1
12/17/2003             5.022              4.184              1.805             12/22/2003                1
12/18/2003             4.947              4.128              1.789             12/23/2003                1
12/19/2003             4.965              4.135              1.788             12/24/2003                1
12/22/2003             4.981               4.17              1.813             12/26/2003                1
12/23/2003             5.052              4.261              1.854             12/29/2003                1
12/24/2003             4.987              4.185              1.839             12/30/2003                1
12/25/2003             4.987              4.185              1.839             12/31/2003                1
12/26/2003              4.97              4.152              1.815               1/2/2004                1
12/29/2003             5.048              4.244              1.855               1/5/2004                1
12/30/2003             5.076              4.259              1.831               1/6/2004                1
12/31/2003             5.074              4.248              1.823               1/7/2004                1
  1/1/2004             5.074              4.247              1.823               1/8/2004                1
  1/2/2004             5.171              4.381              1.903               1/9/2004                1
  1/5/2004             5.178              4.379              1.919              1/12/2004                1
  1/6/2004             5.102              4.273              1.822              1/13/2004                1
  1/7/2004             5.077              4.244              1.822              1/14/2004                1
  1/8/2004             5.086              4.257               1.83              1/15/2004                1
  1/9/2004              4.96              4.082               1.66              1/16/2004                1
 1/12/2004             4.973              4.088              1.652              1/20/2004                1
 1/13/2004              4.92              4.013              1.587              1/21/2004                1
 1/14/2004             4.895              3.996              1.627              1/22/2004                1
 1/15/2004             4.856              3.971              1.643              1/23/2004                1
 1/16/2004             4.893              4.032              1.674              1/26/2004                1
 1/19/2004             4.893              4.032              1.674              1/27/2004                1
 1/20/2004             4.925              4.057              1.657              1/28/2004                1
 1/21/2004             4.905               4.02              1.641              1/29/2004                1
 1/22/2004             4.844              3.955              1.599              1/30/2004                1
 1/23/2004             4.944              4.074              1.664               2/2/2004                1
 1/26/2004             4.984              4.132              1.697               2/3/2004                1
 1/27/2004             4.938              4.076              1.647               2/4/2004                1
 1/28/2004             5.004               4.19              1.821               2/5/2004                1
 1/29/2004             5.001              4.175              1.787               2/6/2004                1
 1/30/2004             4.962              4.134              1.823               2/9/2004                1
  2/2/2004             4.984              4.147              1.807              2/10/2004                1
  2/3/2004              4.95              4.099              1.751              2/11/2004                1
  2/4/2004             4.956              4.114              1.758              2/12/2004                1
  2/5/2004             4.982              4.169              1.831              2/13/2004                1
  2/6/2004             4.918              4.079               1.75              2/17/2004                1
  2/9/2004             4.901              4.054              1.741              2/18/2004                1
 2/10/2004             4.951              4.114              1.806              2/19/2004                1
 2/11/2004             4.901              4.033              1.709              2/20/2004                1
 2/12/2004             4.933              4.046              1.708              2/23/2004                1
 2/13/2004             4.917              4.042              1.675              2/24/2004                1
 2/16/2004             4.917              4.042              1.675              2/25/2004                1
 2/17/2004             4.912               4.04              1.666              2/26/2004                1
 2/18/2004             4.911               4.05              1.682              2/27/2004                1
 2/19/2004             4.895              4.033              1.649               3/1/2004                1
 2/20/2004             4.954              4.098              1.706               3/2/2004                1
 2/23/2004             4.902              4.038              1.656               3/3/2004                1
 2/24/2004             4.897              4.025               1.64               3/4/2004                1
 2/25/2004             4.887              4.009              1.606               3/5/2004                1
 2/26/2004             4.906              4.036              1.677               3/8/2004                1
 2/27/2004             4.838              3.973              1.645               3/9/2004                1
  3/1/2004             4.839              3.975              1.653              3/10/2004                1
  3/2/2004             4.902              4.044              1.725              3/11/2004                1
  3/3/2004             4.904              4.052              1.725              3/12/2004                1
  3/4/2004             4.878              4.017              1.701              3/15/2004                1
  3/5/2004             4.764              3.851              1.565              3/16/2004                1
  3/8/2004             4.709               3.77                1.5              3/17/2004                1
  3/9/2004              4.67              3.723              1.484              3/18/2004                1
 3/10/2004              4.67               3.73              1.508              3/19/2004                1
 3/11/2004             4.665                3.7              1.459              3/22/2004                1
 3/12/2004             4.718              3.779              1.523              3/23/2004                1
 3/15/2004             4.706              3.764              1.531              3/24/2004                1
 3/16/2004             4.643              3.681              1.474              3/25/2004                1
 3/17/2004             4.665              3.713              1.498              3/26/2004                1
 3/18/2004             4.701              3.756              1.523              3/29/2004                1
 3/19/2004             4.705              3.773              1.514              3/30/2004                1
 3/22/2004             4.665              3.715              1.481              3/31/2004                1
 3/23/2004             4.653              3.692              1.473               4/1/2004                1
 3/24/2004             4.659              3.709              1.464               4/2/2004                1
 3/25/2004             4.693              3.739              1.504               4/5/2004                1
 3/26/2004             4.762              3.831              1.584               4/6/2004                1
 3/29/2004             4.811               3.89              1.616               4/7/2004                1
 3/30/2004             4.814              3.896              1.624               4/8/2004                1
 3/31/2004             4.773              3.837              1.576               4/9/2004                1
  4/1/2004             4.802               3.88              1.624              4/12/2004                1
  4/2/2004             4.979              4.145               1.85              4/13/2004                1
  4/5/2004             5.042              4.208              1.883              4/14/2004                1
  4/6/2004             4.998              4.149              1.835              4/15/2004                1
  4/7/2004             5.005              4.159              1.843              4/16/2004                1
  4/8/2004             5.029              4.193              1.861              4/19/2004                1
  4/9/2004             5.029              4.193              1.861              4/20/2004                1
 4/12/2004             5.061               4.23              1.887              4/21/2004                1
 4/13/2004             5.156              4.354              1.994              4/22/2004                1
 4/14/2004              5.16              4.366              2.077              4/23/2004                1
 4/15/2004              5.21              4.402              2.061              4/26/2004                1
 4/16/2004              5.17               4.34              1.989              4/27/2004                1
 4/19/2004              5.21              4.387              2.039              4/28/2004                1
 4/20/2004             5.262              4.459              2.156              4/29/2004                1
 4/21/2004             5.227              4.425              2.165              4/30/2004                1
 4/22/2004             5.195              4.383              2.116               5/3/2004                1
 4/23/2004              5.24               4.46              2.236               5/4/2004                1
 4/26/2004             5.228              4.436              2.229               5/5/2004                1
 4/27/2004               5.2              4.385              2.146               5/6/2004                1
 4/28/2004             5.287              4.499              2.248               5/7/2004                1
 4/29/2004             5.315              4.538              2.351              5/10/2004                1
 4/30/2004             5.286              4.507              2.319              5/11/2004                1
  5/3/2004             5.279              4.501              2.311              5/12/2004                1
  5/4/2004             5.345              4.567              2.327              5/13/2004                1
  5/5/2004             5.358              4.581              2.327              5/14/2004                1
  5/6/2004             5.368                4.6              2.376              5/17/2004                1
  5/7/2004             5.467              4.773              2.622              5/18/2004                1
 5/10/2004             5.492              4.794               2.59              5/19/2004                1
 5/11/2004             5.454              4.748              2.574              5/20/2004                1
 5/12/2004             5.523              4.807               2.59              5/21/2004                1
 5/13/2004             5.562              4.854              2.657              5/24/2004                1
 5/14/2004             5.486               4.77              2.534              5/25/2004                1
 5/17/2004             5.423              4.691              2.468              5/26/2004                1
 5/18/2004             5.455              4.736              2.518              5/27/2004                1
 5/19/2004             5.477              4.774               2.56              5/28/2004                1
 5/20/2004              5.42              4.702              2.502               6/1/2004                1
 5/21/2004             5.459              4.758              2.545               6/2/2004                1
 5/24/2004             5.433              4.734              2.529               6/3/2004                1
 5/25/2004             5.411              4.722              2.538               6/4/2004                1
 5/26/2004             5.366              4.657              2.446               6/7/2004                1
 5/27/2004             5.316              4.602              2.464               6/8/2004                1
 5/28/2004             5.346              4.649              2.536               6/9/2004                1
 5/31/2004             5.346              4.649              2.536              6/10/2004                1
  6/1/2004             5.397              4.702              2.593              6/11/2004                1
  6/2/2004             5.428               4.74              2.642              6/14/2004                1
  6/3/2004             5.416              4.712              2.618              6/15/2004                1
  6/4/2004             5.458              4.774              2.691              6/16/2004                1
  6/7/2004             5.454              4.762              2.659              6/17/2004                1
  6/8/2004             5.449              4.764              2.692              6/18/2004                1
  6/9/2004             5.481              4.807              2.766              6/21/2004                1
 6/10/2004              5.47              4.795              2.799              6/22/2004                1
 6/11/2004             5.475              4.801              2.809              6/23/2004                1
 6/14/2004             5.531              4.872              2.934              6/24/2004                1
 6/15/2004             5.364              4.678              2.752              6/25/2004                1
 6/16/2004             5.401              4.724              2.793              6/28/2004                1
 6/17/2004             5.351               4.68               2.76              6/29/2004                1
 6/18/2004             5.378              4.712              2.787              6/30/2004             1.25
 6/21/2004             5.369              4.686              2.753               7/1/2004             1.25
 6/22/2004             5.406              4.719              2.762               7/2/2004             1.25
 6/23/2004             5.383              4.698              2.729               7/6/2004             1.25
 6/24/2004             5.338              4.646              2.754               7/7/2004             1.25
 6/25/2004             5.336              4.648              2.738               7/8/2004             1.25
 6/28/2004             5.409              4.737              2.859               7/9/2004             1.25
 6/29/2004             5.366              4.688              2.819              7/12/2004             1.25
 6/30/2004             5.289              4.583              2.681              7/13/2004             1.25
  7/1/2004             5.288              4.565              2.641              7/14/2004             1.25
  7/2/2004             5.206              4.461              2.526              7/15/2004             1.25
  7/5/2004             5.206              4.457              2.526              7/16/2004             1.25
  7/6/2004             5.219              4.476              2.542              7/19/2004             1.25
  7/7/2004             5.225              4.476              2.542              7/20/2004             1.25
  7/8/2004             5.224              4.472              2.517              7/21/2004             1.25
  7/9/2004             5.208              4.458              2.516              7/22/2004             1.25
 7/12/2004             5.199              4.447              2.524              7/23/2004             1.25
 7/13/2004             5.211              4.472              2.557              7/26/2004             1.25
 7/14/2004             5.218              4.482              2.589              7/27/2004             1.25
 7/15/2004             5.213              4.482              2.605              7/28/2004             1.25
 7/16/2004             5.116              4.351              2.497              7/29/2004             1.25
 7/19/2004             5.111              4.353              2.522              7/30/2004             1.25
 7/20/2004             5.174              4.446              2.621               8/2/2004             1.25
 7/21/2004             5.199              4.468              2.662               8/3/2004             1.25
 7/22/2004             5.187              4.446              2.654               8/4/2004             1.25
 7/23/2004             5.167              4.432              2.653               8/5/2004             1.25
 7/26/2004             5.211              4.487              2.712               8/6/2004             1.25
 7/27/2004             5.318              4.615              2.796               8/9/2004             1.25
 7/28/2004             5.313              4.585              2.737              8/10/2004              1.5
 7/29/2004             5.295              4.577              2.754              8/11/2004              1.5
 7/30/2004             5.198              4.477              2.681              8/12/2004              1.5
  8/2/2004             5.189              4.451              2.649              8/13/2004              1.5
  8/3/2004             5.168              4.426               2.64              8/16/2004              1.5
  8/4/2004             5.166               4.42              2.648              8/17/2004              1.5
  8/5/2004             5.154              4.402              2.648              8/18/2004              1.5
  8/6/2004             5.037              4.222              2.387              8/19/2004              1.5
  8/9/2004             5.059              4.258              2.444              8/20/2004              1.5
 8/10/2004             5.068              4.291              2.533              8/23/2004              1.5
 8/11/2004             5.056              4.273                2.5              8/24/2004              1.5
 8/12/2004             5.049              4.256                2.5              8/25/2004              1.5
 8/13/2004             5.018              4.229              2.458              8/26/2004              1.5
 8/16/2004             5.051              4.264              2.482              8/27/2004              1.5
 8/17/2004             5.004              4.192              2.399              8/30/2004              1.5
 8/18/2004             5.038              4.238              2.432              8/31/2004              1.5
 8/19/2004             5.027              4.215              2.382               9/1/2004              1.5
 8/20/2004             5.025              4.234              2.438               9/2/2004              1.5
 8/23/2004             5.075              4.285              2.471               9/3/2004              1.5
 8/24/2004             5.064              4.273              2.454               9/7/2004              1.5
 8/25/2004             5.049              4.263               2.47               9/8/2004              1.5
 8/26/2004             5.009              4.211              2.476               9/9/2004              1.5
 8/27/2004             5.021              4.228              2.484              9/10/2004              1.5
 8/30/2004             4.981              4.178               2.46              9/13/2004              1.5
 8/31/2004             4.928              4.119              2.395              9/14/2004              1.5
  9/1/2004             4.926              4.115              2.387              9/15/2004              1.5
  9/2/2004             5.002              4.215               2.46              9/16/2004              1.5
  9/3/2004             5.059              4.296              2.582              9/17/2004              1.5
  9/6/2004             5.061              4.293              2.591              9/20/2004              1.5
  9/7/2004              5.01               4.24               2.55              9/21/2004             1.75
  9/8/2004             4.954              4.161              2.469              9/22/2004             1.75
  9/9/2004             4.989              4.197              2.485              9/23/2004             1.75
 9/10/2004             4.985              4.188              2.485              9/24/2004             1.75
 9/13/2004             4.942              4.137              2.469              9/27/2004             1.75
 9/14/2004             4.934              4.126              2.436              9/28/2004             1.75
 9/15/2004              4.96              4.166              2.478              9/29/2004             1.75
 9/16/2004             4.874              4.074              2.412              9/30/2004             1.75
 9/17/2004              4.91              4.108              2.478              10/1/2004             1.75
 9/20/2004             4.867              4.058              2.428              10/4/2004             1.75
 9/21/2004             4.839              4.037              2.462              10/5/2004             1.75
 9/22/2004             4.774               3.98              2.462              10/6/2004             1.75
 9/23/2004             4.791              4.018               2.52              10/7/2004             1.75
 9/24/2004             4.799              4.029              2.571              10/8/2004             1.75
 9/27/2004             4.769              3.991              2.538             10/12/2004             1.75
 9/28/2004             4.799              4.004              2.521             10/13/2004             1.75
 9/29/2004             4.867              4.089              2.597             10/14/2004             1.75
 9/30/2004             4.893              4.121              2.609             10/15/2004             1.75
 10/1/2004             4.945              4.189              2.626             10/18/2004             1.75
 10/4/2004             4.928              4.166              2.642             10/19/2004             1.75
 10/5/2004             4.932              4.174              2.634             10/20/2004             1.75
 10/6/2004             4.969              4.222              2.691             10/21/2004             1.75
 10/7/2004             4.996              4.244              2.692             10/22/2004             1.75
 10/8/2004             4.908              4.131              2.586             10/25/2004             1.75
10/11/2004               4.9              4.132              2.586             10/26/2004             1.75
10/12/2004             4.879                4.1              2.553             10/27/2004             1.75
10/13/2004             4.869              4.057              2.496             10/28/2004             1.75
10/14/2004             4.823              4.026              2.471             10/29/2004             1.75
10/15/2004             4.846              4.055               2.52              11/1/2004             1.75
10/18/2004             4.839              4.043              2.512              11/2/2004             1.75
10/19/2004             4.816              4.034              2.545              11/3/2004             1.75
10/20/2004             4.773              3.982              2.504              11/4/2004             1.75
10/21/2004              4.77              3.997              2.545              11/5/2004             1.75
10/22/2004             4.762              3.976               2.52              11/8/2004             1.75
10/25/2004             4.754              3.972              2.512              11/9/2004             1.75
10/26/2004             4.774              4.001              2.529             11/10/2004                2
10/27/2004             4.845              4.084              2.587             11/11/2004                2
10/28/2004             4.818              4.051              2.577             11/12/2004                2
10/29/2004              4.79              4.025              2.552             11/15/2004                2
 11/1/2004             4.837              4.072              2.585             11/16/2004                2
 11/2/2004             4.814              4.048              2.569             11/17/2004                2
 11/3/2004             4.827              4.076              2.585             11/18/2004                2
 11/4/2004             4.816              4.074              2.626             11/19/2004                2
 11/5/2004             4.898              4.175              2.765             11/22/2004                2
 11/8/2004             4.932              4.218              2.807             11/23/2004                2
 11/9/2004             4.945              4.228              2.815             11/24/2004                2
11/10/2004             4.959              4.241              2.841             11/26/2004                2
11/11/2004             4.968              4.254              2.851             11/29/2004                2
11/12/2004             4.898              4.181              2.818             11/30/2004                2
11/15/2004             4.897              4.188              2.868              12/1/2004                2
11/16/2004             4.902              4.207              2.885              12/2/2004                2
11/17/2004             4.841              4.131               2.81              12/3/2004                2
11/18/2004             4.807              4.115              2.844              12/6/2004                2
11/19/2004             4.885              4.205              2.921              12/7/2004                2
11/22/2004             4.843               4.18              2.947              12/8/2004                2
11/23/2004             4.837              4.184              2.956              12/9/2004                2
11/24/2004             4.844                4.2              3.025             12/10/2004                2
11/25/2004              4.84              4.196              3.017             12/13/2004                2
11/26/2004             4.886              4.248              3.033             12/14/2004             2.25
11/29/2004             4.965               4.32              3.058             12/15/2004             2.25
11/30/2004             5.003              4.351              3.001             12/16/2004             2.25
 12/1/2004             5.012              4.367              3.009             12/17/2004             2.25
 12/2/2004             5.062              4.408              3.042             12/20/2004             2.25
 12/3/2004             4.928              4.252               2.92             12/21/2004             2.25
 12/6/2004             4.893              4.223              2.912             12/22/2004             2.25
 12/7/2004             4.888              4.223              2.936             12/23/2004             2.25
 12/8/2004             4.784               4.12              2.895             12/24/2004             2.25
 12/9/2004             4.834              4.168              2.928             12/27/2004             2.25
12/10/2004             4.819              4.151              2.936             12/28/2004             2.25
12/13/2004             4.805              4.149              2.961             12/29/2004             2.25
12/14/2004              4.77              4.124              2.961             12/30/2004             2.25
12/15/2004             4.712              4.076              2.937             12/31/2004             2.25
12/16/2004             4.826              4.186              2.986               1/3/2005             2.25
12/17/2004             4.827              4.201              3.004               1/4/2005             2.25
12/20/2004             4.812              4.185              3.029               1/5/2005             2.25
12/21/2004             4.796              4.164              3.029               1/6/2005             2.25
12/22/2004             4.828              4.195              3.004               1/7/2005             2.25
12/23/2004             4.843              4.226              3.013              1/10/2005             2.25
12/24/2004             4.845              4.216              2.996              1/11/2005             2.25
12/27/2004              4.92              4.298              3.056              1/12/2005             2.25
12/28/2004             4.916              4.293              3.073              1/13/2005             2.25
12/29/2004             4.944              4.324              3.107              1/14/2005             2.25
12/30/2004             4.873              4.255              3.085              1/18/2005             2.25
12/31/2004             4.827               4.22              3.069              1/19/2005             2.25
  1/3/2005             4.813              4.212              3.094              1/20/2005             2.25
  1/4/2005             4.887              4.291                3.2              1/21/2005             2.25
  1/5/2005             4.848              4.283              3.209              1/24/2005             2.25
  1/6/2005             4.846              4.263               3.16              1/25/2005             2.25
  1/7/2005             4.836              4.271              3.193              1/26/2005             2.25
 1/10/2005             4.818              4.271              3.218              1/27/2005             2.25
 1/11/2005             4.781              4.238               3.21              1/28/2005             2.25
 1/12/2005             4.768              4.236              3.211              1/31/2005             2.25
 1/13/2005             4.691              4.165              3.178               2/1/2005             2.25
 1/14/2005             4.729              4.226              3.229               2/2/2005              2.5
 1/17/2005             4.727               4.21              3.229               2/3/2005              2.5
 1/18/2005              4.68              4.187              3.229               2/4/2005              2.5
 1/19/2005             4.656              4.173              3.221               2/7/2005              2.5
 1/20/2005             4.657              4.163              3.187               2/8/2005              2.5
 1/21/2005             4.644              4.142              3.146               2/9/2005              2.5
 1/24/2005             4.601              4.122              3.188              2/10/2005              2.5
 1/25/2005             4.682              4.194              3.214              2/11/2005              2.5
 1/26/2005             4.668              4.198              3.257              2/14/2005              2.5
 1/27/2005             4.685               4.22              3.284              2/15/2005              2.5
 1/28/2005             4.609              4.142              3.259              2/16/2005              2.5
 1/31/2005             4.586               4.13              3.276              2/17/2005              2.5
  2/1/2005             4.595               4.14              3.284              2/18/2005              2.5
  2/2/2005              4.58              4.142              3.317              2/21/2005              2.5
  2/3/2005             4.582              4.165              3.342              2/22/2005              2.5
  2/4/2005             4.483              4.077              3.285              2/23/2005              2.5
  2/7/2005             4.423              4.052              3.302              2/24/2005              2.5
  2/8/2005             4.374              4.017               3.31              2/25/2005              2.5
  2/9/2005              4.37              3.992              3.236              2/28/2005              2.5
 2/10/2005             4.474              4.091              3.294               3/1/2005              2.5
 2/11/2005             4.481              4.086              3.328               3/2/2005              2.5
 2/14/2005              4.45              4.071              3.353               3/3/2005              2.5
 2/15/2005             4.486              4.098              3.345               3/4/2005              2.5
 2/16/2005             4.519              4.154              3.404               3/7/2005              2.5
 2/17/2005             4.575              4.181              3.362               3/8/2005              2.5
 2/18/2005              4.65              4.267              3.439               3/9/2005              2.5
 2/21/2005             4.646              4.264              3.431              3/10/2005              2.5
 2/22/2005             4.686              4.287              3.432              3/11/2005              2.5
 2/23/2005             4.653              4.264               3.44              3/14/2005              2.5
 2/24/2005              4.67              4.285              3.483              3/15/2005              2.5
 2/25/2005              4.64              4.266              3.526              3/16/2005              2.5
 2/28/2005              4.72              4.379                3.6              3/17/2005              2.5
  3/1/2005             4.715              4.367              3.575              3/18/2005              2.5
  3/2/2005             4.735              4.379              3.559              3/21/2005              2.5
  3/3/2005             4.739              4.379              3.568              3/22/2005             2.75
  3/4/2005              4.65               4.31               3.56              3/23/2005             2.75
  3/7/2005             4.625               4.31              3.593              3/24/2005             2.75
  3/8/2005             4.708              4.393              3.618              3/25/2005             2.75
  3/9/2005             4.832              4.522               3.66              3/28/2005             2.75
 3/10/2005             4.764              4.465              3.669              3/29/2005             2.75
 3/11/2005              4.81              4.544               3.72              3/30/2005             2.75
 3/14/2005              4.78               4.51              3.729              3/31/2005             2.75
 3/15/2005             4.826              4.547              3.738               4/1/2005             2.75
 3/16/2005             4.795              4.508              3.713               4/4/2005             2.75
 3/17/2005             4.767              4.466              3.671               4/5/2005             2.75
 3/18/2005             4.811              4.509              3.698               4/6/2005             2.75
 3/21/2005             4.836              4.525              3.715               4/7/2005             2.75
 3/22/2005             4.906              4.643              3.826               4/8/2005             2.75
 3/23/2005             4.851              4.586              3.818              4/11/2005             2.75
 3/24/2005             4.845              4.599              3.854              4/12/2005             2.75
 3/25/2005             4.845              4.595              3.855              4/13/2005             2.75
 3/28/2005              4.89              4.642              3.873              4/14/2005             2.75
 3/29/2005             4.842              4.575              3.838              4/15/2005             2.75
 3/30/2005             4.799              4.548               3.83              4/18/2005             2.75
 3/31/2005             4.756              4.483              3.779              4/19/2005             2.75
  4/1/2005             4.722              4.449              3.729              4/20/2005             2.75
  4/4/2005             4.736              4.458              3.721              4/21/2005             2.75
  4/5/2005             4.753               4.47              3.721              4/22/2005             2.75
  4/6/2005             4.735              4.424               3.68              4/25/2005             2.75
  4/7/2005             4.795              4.482              3.721              4/26/2005             2.75
  4/8/2005             4.769               4.47              3.745              4/27/2005             2.75
 4/11/2005             4.725               4.43               3.72              4/28/2005             2.75
 4/12/2005             4.659              4.354              3.687              4/29/2005             2.75
 4/13/2005             4.682              4.362              3.654               5/2/2005             2.75
 4/14/2005             4.681               4.31              3.554               5/3/2005                3
 4/15/2005             4.609              4.243              3.494               5/4/2005                3
 4/18/2005              4.61              4.272              3.552               5/5/2005                3
 4/19/2005             4.543              4.213               3.51               5/6/2005                3
 4/20/2005             4.549              4.187              3.485               5/9/2005                3
 4/21/2005             4.637              4.296              3.627              5/10/2005                3
 4/22/2005              4.58              4.247               3.61              5/11/2005                3
 4/25/2005             4.554              4.249              3.635              5/12/2005                3
 4/26/2005             4.572              4.267              3.651              5/13/2005                3
 4/27/2005             4.549              4.225              3.617              5/16/2005                3
 4/28/2005             4.486              4.146              3.564              5/17/2005                3
 4/29/2005             4.514                4.2              3.654              5/18/2005                3
  5/2/2005             4.514              4.188              3.629              5/19/2005                3
  5/3/2005             4.483              4.166              3.637              5/20/2005                3
  5/4/2005             4.591              4.188              3.612              5/23/2005                3
  5/5/2005             4.578              4.156              3.547              5/24/2005                3
  5/6/2005             4.629               4.26               3.72              5/25/2005                3
  5/9/2005             4.625              4.284              3.753              5/26/2005                3
 5/10/2005             4.569              4.202               3.67              5/27/2005                3
 5/11/2005             4.546              4.204              3.678              5/30/2005                3
 5/12/2005             4.516              4.172              3.645              5/31/2005                3
 5/13/2005             4.481              4.119              3.587
 5/16/2005             4.496              4.129              3.595
 5/17/2005             4.474              4.115              3.595
 5/18/2005              4.44               4.09              3.587
 5/19/2005             4.444              4.113              3.637
 5/20/2005             4.439              4.123              3.662
 5/23/2005             4.381              4.056               3.62
 5/24/2005             4.359              4.029              3.594
 5/25/2005             4.433              4.088              3.603
 5/26/2005             4.429              4.081              3.627
 5/27/2005              4.43              4.073              3.643
 5/30/2005              4.43              4.071              3.643
 5/31/2005             4.321              3.983              3.578

                 Source: Bloomberg L.P.

HOW DID MORTGAGE-BACKED SECURITIES PERFORM?

                 The period of rising short-term rates and falling long-term rates proved to be a good environment for mortgage-backed securities. Mortgage-backed secur ities have interest-rate sensitivity closer to that of short-or intermediate-term bonds, because even though mortgages may have 15-or 30-year maturities, the bonds are paid off when a mortgage is refinanced or a house is sold. Although homeowners were still refinancing their mortgages during the period, the volume declined somewhat, since many mortgages had already been refinanced.

                 Mortgage-backed securities also performed well in relation to corporate bonds. Corporate bonds were top performers in the bond market in 2003 and 2004 as companies repaired their balance sheets, but this turned around in March 2005 when General Motors announced its biggest quarterly loss in 13 years,

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 reminding investors that corporate bonds carry event risk. This re-assessment of relative risk made mortgage-backed securities a refuge, and for the first time in several years mortgage-

                 backed securities began outperforming corporate bonds of similar interest-rate sensitivity. GNMAs in particular benefited from the fact that, like U.S. Treasury bonds, they are backed by the full faith and credit of the U.S. government. Because your Fund must have at least 80% of assets in GNMAs, it was not subject to the volatility that hit the corporate bond market.

HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?

                 Given the low long-term interest-rate environment in the face of Fed rate hikes, we felt it was prudent to keep the Fund's interest-rate sensitivity relatively low. We also focused on slightly higher coupon bonds that, while subject to prepayment risk, tend to suffer less of a price decline if interest rates rise. Our cautious stance hindered performance as rates stayed low and even went down. However, we did take the opportunity to deploy cash when rates spiked, such as at the end of the first quarter of 2005.

         COUPON RATE COMPOSITION OF MORTGAGE POOLS

   [CHART OF COUPON RATE COMPOSITION OF MORTGAGE POOLS]

COUPON RATE %                             CATEGORY PERCENTAGE
-------------                             -------------------
   5.00%                                        8.9%
   5.50%                                       33.5%
   5.88%                                        1.9%
   6.00%                                       32.4%
   6.16%                                        2.8%
   6.50%                                       14.2%
   6.75%                                        0.1%
   7.00%                                        3.9%
   7.50%                                        1.0%
   8.00%                                        1.1%
   8.50%                                        0.1%
   9.00%                                        0.1%

                 AVERAGE COUPON RATE
                  5.90% (MAY 2005)

                        [END CHART]

 . . . C O N T I N U E D
========================--------------------------------------------------------

SHOULD INVESTORS IN THE FUND BE CONCERNED ABOUT A POSSIBLE HOUSING "BUBBLE"?

                 No. While no one can say whether recent home price increases are sustainable, your Fund is not invested in any of the new types of mortgages (for example, interest-only mortgages) that would be most at risk if housing prices were to fall.

WHAT'S YOUR MARKET OUTLOOK?

                 With economic growth moderating and global competition keeping inflation in check despite higher energy and other commodity prices, we believe the Fed may be nearing the end of its tightening regime, especially as the federal funds rate nears the 3.5% that existed before 9/11, when the Fed opened the monetary flow to support the economy.

                 It pays to remember that bond investing is about earning income. As the chart on page 10 shows, the bulk of your Fund's total return has come from income as opposed to changes in the Fund's price.

                 Thank you for the opportunity and privilege of serving you.

8

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA GNMA TRUST

[LOGO OF LIPPER LEADER PRESERVATION]    [LOGO OF LIPPER LEADER EXPENSE]
     LIPPER LEADER PRESERVATION              LIPPER LEADER EXPENSE

The Fund is listed as a Lipper Leader for Preservation and Expense of 3,945 fixed-income funds and 150 funds, respectively, within the Lipper GNMA Funds category for the overall period ended May 31, 2005.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF MAY 31, 2005. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 3,945 AND 3,341 FIXED-INCOME FUNDS FOR THE THREE-AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 2,044 FIXED-INCOME FUNDS IN LIPPER'S GNMA FUNDS CATEGORY FOR THE 10-YEAR PERIOD. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF MAY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 150, 119, AND 86 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST

OBJECTIVE
--------------------------------------------------------------------------------

                 High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                           5/31/05                    5/31/04
--------------------------------------------------------------------------------
Net Assets                              $594.2 Million            $610.5 Million
Net Asset Value Per Share                   $9.76                      $9.72

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 5/31/05
--------------------------------------------------------------------------------
1 YEAR                5 YEARS              10 YEARS             30-DAY SEC YIELD
5.32%                  6.50%                 5.90%                    4.55%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

                 TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING MAY 31, 2005

--------------------------------------------------------------------------------
                    TOTAL RETURN    =    DIVIDEND RETURN    +    PRICE CHANGE
--------------------------------------------------------------------------------
10 YEARS               5.90%        =         6.23%         +      (0.33%)
5 YEARS                6.50%        =         5.68%         +       0.82%
1 YEAR                 5.32%        =         4.91%         +       0.41%

                 The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDING MAY 31, 2005

  [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

             TOTAL RETURN    DIVIDEND RETURN    CHANGE IN SHARE PRICE
             ------------    ---------------    ---------------------
5/31/1996      3.65%             6.92%               -3.27%
5/31/1997      9.23%             7.28%                1.95%
5/31/1998     10.65%             6.93%                3.72%
5/31/1999      3.13%             6.23%               -3.10%
5/31/2000      0.27%             6.57%               -6.30%
5/31/2001     12.89%             7.34%                5.55%
5/31/2002      7.83%             5.91%                1.92%
5/31/2003      6.47%             5.68%                0.79%
5/31/2004      0.38%             4.71%               -4.33%
5/31/2005      5.33%             4.92%                0.41%

                             [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME FROM DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                    12-MONTH DIVIDEND YIELD COMPARISON

              [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                       USAA GNMA TRUST          LIPPER GNMA FUNDS AVERAGE
                       ---------------          -------------------------
5/31/1996                   7.18%                         6.66%
5/31/1997                   6.90%                         6.34%
5/31/1998                   6.44%                         6.10%
5/31/1999                   6.38%                         5.90%
5/31/2000                   6.87%                         6.16%
5/31/2001                   6.64%                         5.91%
5/31/2002                   5.58%                         5.09%
5/31/2003                   5.54%                         4.25%
5/31/2004                   4.93%                         4.03%
5/31/2005                   4.80%                         3.90%

                               [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 5/31/96 TO 5/31/05.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                      LEHMAN BROTHERS GNMA       LIPPER GNMA FUNDS                               LIPPER GNMA FUNDS
                         30-YEAR INDEX                 INDEX              USAA GNMA TRUST            AVERAGE
                      --------------------       -----------------        ---------------        -----------------
 5/31/1995                $10,000.00                $10,000.00              $10,000.00              $10,000.00
 6/30/1995                 10,070.41                 10,059.77               10,069.56               10,057.17
 7/31/1995                 10,090.99                 10,060.56               10,049.31               10,052.30
 8/31/1995                 10,195.67                 10,164.77               10,209.83               10,158.04
 9/30/1995                 10,297.27                 10,263.09               10,308.78               10,261.51
10/31/1995                 10,380.70                 10,357.86               10,422.14               10,358.67
11/30/1995                 10,501.26                 10,483.70               10,574.28               10,489.50
12/31/1995                 10,636.95                 10,615.83               10,733.13               10,625.55
 1/31/1996                 10,710.12                 10,678.36               10,795.89               10,686.67
 2/29/1996                 10,629.79                 10,556.84               10,575.01               10,548.16
 3/31/1996                 10,603.13                 10,513.54               10,473.56               10,501.98
 4/30/1996                 10,575.60                 10,474.08               10,431.96               10,458.92
 5/31/1996                 10,539.22                 10,432.33               10,364.56               10,415.08
 6/30/1996                 10,679.03                 10,549.32               10,495.91               10,530.31
 7/31/1996                 10,719.62                 10,587.38               10,519.32               10,566.23
 8/31/1996                 10,723.22                 10,587.17               10,558.22               10,561.06
 9/30/1996                 10,903.91                 10,754.92               10,718.80               10,730.90
10/31/1996                 11,126.24                 10,966.82               10,943.94               10,950.53
11/30/1996                 11,290.51                 11,131.47               11,114.82               11,120.04
12/31/1996                 11,229.20                 11,059.90               11,048.46               11,038.73
 1/31/1997                 11,316.44                 11,131.04               11,133.63               11,108.40
 2/28/1997                 11,358.32                 11,159.56               11,174.72               11,130.77
 3/31/1997                 11,244.55                 11,053.06               11,059.51               11,011.38
 4/30/1997                 11,430.51                 11,222.98               11,212.99               11,181.27
 5/31/1997                 11,549.58                 11,323.46               11,321.53               11,284.50
 6/30/1997                 11,687.71                 11,456.80               11,479.80               11,416.63
 7/31/1997                 11,898.86                 11,672.70               11,693.47               11,652.60
 8/31/1997                 11,874.00                 11,635.89               11,629.93               11,602.84
 9/30/1997                 12,032.56                 11,789.22               11,793.27               11,758.10
10/31/1997                 12,156.70                 11,906.31               11,937.20               11,879.68
11/30/1997                 12,195.86                 11,932.13               11,959.54               11,906.78
12/31/1997                 12,306.09                 12,049.78               12,099.04               12,022.27
 1/31/1998                 12,426.14                 12,168.00               12,268.25               12,146.43
 2/28/1998                 12,453.83                 12,184.87               12,236.74               12,156.48
 3/31/1998                 12,506.34                 12,228.20               12,317.11               12,197.93
 4/30/1998                 12,578.77                 12,298.02               12,393.47               12,263.73
 5/31/1998                 12,665.25                 12,385.69               12,527.48               12,359.25
 6/30/1998                 12,718.40                 12,439.44               12,647.14               12,418.65
 7/31/1998                 12,790.58                 12,497.65               12,677.41               12,467.13
 8/31/1998                 12,890.34                 12,614.77               12,878.98               12,598.88
 9/30/1998                 13,043.42                 12,770.61               13,168.32               12,775.76
10/31/1998                 13,031.29                 12,703.46               12,911.04               12,698.45
11/30/1998                 13,105.48                 12,776.32               13,056.47               12,769.85
12/31/1998                 13,158.96                 12,826.22               13,098.41               12,816.95
 1/31/1999                 13,252.28                 12,904.02               13,199.13               12,891.33
 2/28/1999                 13,208.83                 12,818.97               12,898.74               12,784.30
 3/31/1999                 13,288.74                 12,899.71               13,034.99               12,860.93
 4/30/1999                 13,352.46                 12,956.06               13,065.17               12,915.56
 5/31/1999                 13,284.23                 12,862.83               12,920.09               12,817.09
 6/30/1999                 13,229.80                 12,791.92               12,825.32               12,748.47
 7/31/1999                 13,142.68                 12,708.05               12,580.23               12,664.89
 8/31/1999                 13,137.67                 12,695.59               12,443.44               12,648.38
 9/30/1999                 13,350.29                 12,902.73               12,682.60               12,848.75
10/31/1999                 13,430.18                 12,961.93               12,695.21               12,900.08
11/30/1999                 13,435.80                 12,963.52               12,703.12               12,904.35
12/31/1999                 13,408.35                 12,907.84               12,625.23               12,844.55
 1/31/2000                 13,287.46                 12,795.25               12,562.90               12,731.36
 2/29/2000                 13,459.22                 12,952.99               12,744.53               12,879.59
 3/31/2000                 13,674.93                 13,156.14               12,900.64               13,079.86
 4/30/2000                 13,661.48                 13,126.30               12,833.02               13,054.30
 5/31/2000                 13,713.27                 13,179.54               12,954.78               13,100.43
 6/30/2000                 13,965.22                 13,403.51               13,212.02               13,329.24
 7/31/2000                 14,037.94                 13,458.76               13,276.06               13,380.99
 8/31/2000                 14,250.66                 13,656.82               13,494.41               13,573.96
 9/30/2000                 14,383.16                 13,774.25               13,583.37               13,690.10
10/31/2000                 14,491.41                 13,860.34               13,693.88               13,773.71
11/30/2000                 14,694.83                 14,071.82               13,930.42               13,979.60
12/31/2000                 14,902.68                 14,273.55               14,161.57               14,186.10
 1/31/2001                 15,146.39                 14,490.66               14,375.15               14,395.48
 2/28/2001                 15,212.90                 14,563.97               14,481.55               14,473.59
 3/31/2001                 15,303.82                 14,636.23               14,585.34               14,551.98
 4/30/2001                 15,328.98                 14,636.62               14,546.54               14,528.95
 5/31/2001                 15,457.69                 14,736.10               14,624.84               14,617.11
 6/30/2001                 15,503.63                 14,771.90               14,643.69               14,659.85
 7/31/2001                 15,769.27                 15,046.18               14,931.53               14,933.60
 8/31/2001                 15,884.25                 15,158.36               15,064.98               15,040.34
 9/30/2001                 16,098.63                 15,359.86               15,279.19               15,250.88
10/31/2001                 16,312.42                 15,555.97               15,506.21               15,448.16
11/30/2001                 16,175.21                 15,407.58               15,309.75               15,281.60
12/31/2001                 16,127.05                 15,332.46               15,173.85               15,194.56
 1/31/2002                 16,290.09                 15,488.41               15,330.01               15,341.35
 2/28/2002                 16,456.09                 15,654.88               15,519.37               15,504.36
 3/31/2002                 16,300.04                 15,491.62               15,296.06               15,319.69
 4/30/2002                 16,586.65                 15,762.40               15,615.14               15,596.10
 5/31/2002                 16,695.16                 15,865.68               15,770.15               15,697.38
 6/30/2002                 16,829.46                 15,989.77               15,884.19               15,822.11
 7/31/2002                 17,024.54                 16,172.19               16,060.14               16,000.25
 8/31/2002                 17,143.16                 16,298.55               16,225.53               16,127.37
 9/30/2002                 17,285.02                 16,429.84               16,357.11               16,270.61
10/31/2002                 17,338.34                 16,465.65               16,385.55               16,296.90
11/30/2002                 17,354.72                 16,468.74               16,384.53               16,291.89
12/31/2002                 17,527.30                 16,645.96               16,575.21               16,470.01
 1/31/2003                 17,571.63                 16,686.11               16,615.58               16,504.23
 2/28/2003                 17,659.59                 16,778.30               16,699.58               16,600.40
 3/31/2003                 17,672.05                 16,771.07               16,697.73               16,590.06
 4/30/2003                 17,713.00                 16,811.39               16,753.75               16,633.07
 5/31/2003                 17,713.62                 16,830.74               16,791.09               16,678.44
 6/30/2003                 17,767.49                 16,858.98               16,806.21               16,695.38
 7/31/2003                 17,474.04                 16,520.74               16,456.64               16,321.36
 8/31/2003                 17,589.14                 16,620.68               16,558.03               16,427.58
 9/30/2003                 17,843.05                 16,894.93               16,824.35               16,710.95
10/31/2003                 17,796.52                 16,825.57               16,760.26               16,621.33
11/30/2003                 17,858.18                 16,879.18               16,789.08               16,665.07
12/31/2003                 18,024.87                 16,996.90               16,908.68               16,783.21
 1/31/2004                 18,114.99                 17,086.25               16,993.51               16,867.65
 2/29/2004                 18,233.65                 17,191.61               17,093.49               16,975.82
 3/31/2004                 18,308.36                 17,247.33               17,162.57               17,037.93
 4/30/2004                 18,020.08                 16,960.51               16,908.78               16,744.07
 5/31/2004                 17,983.51                 16,917.67               16,854.67               16,696.94
 6/30/2004                 18,146.25                 17,036.77               16,993.59               16,820.84
 7/31/2004                 18,293.07                 17,179.41               17,114.80               16,950.98
 8/31/2004                 18,547.02                 17,411.54               17,318.71               17,173.75
 9/30/2004                 18,586.14                 17,397.54               17,349.95               17,176.80
10/31/2004                 18,733.03                 17,511.50               17,453.60               17,289.26
11/30/2004                 18,690.40                 17,462.91               17,415.87               17,236.23
12/31/2004                 18,811.89                 17,556.71               17,489.67               17,326.33
 1/31/2005                 18,921.00                 17,658.63               17,573.06               17,423.65
 2/28/2005                 18,862.34                 17,594.90               17,518.08               17,352.51
 3/31/2005                 18,826.51                 17,559.02               17,481.02               17,309.67
 4/30/2005                 19,016.65                 17,725.97               17,645.47               17,474.67
 5/31/2005                 19,153.57                 17,840.91               17,752.19               17,581.37

                                   [END CHART]

                 DATA FROM 5/31/95 THROUGH 5/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

                 o The Lehman Brothers GNMA 30-Year Index is an unmanaged index of pass-through securities with an original maturity of 30 years.

                 o The Lipper GNMA Funds Index tracks the total return
                   performance of the 10 largest funds within the Lipper GNMA Funds category.

                 o The Lipper GNMA Funds Average is an unmanaged index of peer funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                     ASSET ALLOCATION
                          5/31/05

                [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages*         84.7%
Collateralized Mortgage Obligations                  8.1%
15-Year Fixed-Rate Single-Family Mortgages*          4.5%
Repurchase Agreements                                2.4%

                       [END CHART]

      PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

      *COMBINED IN THE PORTFOLIO OF INVESTMENTS UNDER MORTGAGE-BACKED
       PASS-THROUGH SECURITIES, SINGLE-FAMILY.

      YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-18.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GNMA TRUST:

We have audited the accompanying statement of assets and liabilities of the USAA GNMA Trust (a portfolio of USAA Investment Trust) (the "Fund"), including the portfolio of investments, as of May 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the periods presented through May 31, 2002, were audited by other auditors whose report dated July 5, 2002, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA GNMA Trust at May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 13, 2005

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (97.3%)(a)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (89.2%)
              Government National Mortgage Assn. I,
   $ 7,918      Pool 604858                                           5.50%        12/15/2018        $  8,199
    41,729      Pool 604713                                           5.50         10/15/2033          42,681
    18,344      Pool 616143                                           5.50         12/15/2033          18,762
     8,741      Pool 615486                                           5.50          7/15/2034           8,939
     8,203      Pool 781378                                           6.00         12/15/2016           8,540
     3,870      Pool 780770                                           6.00          4/15/2028           4,013
     1,920      Pool 482833                                           6.00         11/15/2028           1,990
     3,627      Pool 492703                                           6.00          2/15/2029           3,757
     2,681      Pool 781148                                           6.00          7/15/2029           2,779
     5,076      Pool 584367                                           6.00          5/15/2032           5,250
    14,306      Pool 603869                                           6.00          1/15/2033          14,795
     3,839      Pool 553069                                           6.00          2/15/2033           3,970
     5,723      Pool 581541                                           6.00          7/15/2033           5,919
     3,863      Pool 615955                                           6.00          9/15/2033           3,995
     1,191      Pool 456861                                           6.50          5/15/2028           1,251
     1,002      Pool 472596                                           6.50          5/15/2028           1,053
     1,150      Pool 462642                                           6.50          7/15/2028           1,208
     1,175      Pool 464827                                           6.50          9/15/2028           1,235
        66      Pool 467338                                           6.50         11/15/2028              69
     2,879      Pool 490804                                           6.50         11/15/2028           3,024
       145      Pool 434165                                           6.50          1/15/2029             152
       186      Pool 469900                                           6.50          1/15/2029             196
     3,686      Pool 486065                                           6.50          3/15/2031           3,866
     3,328      Pool 485860                                           6.50         10/15/2031           3,491
     2,540      Pool 577423                                           6.50          1/15/2032           2,664
     1,078      Pool 581120                                           6.50          3/15/2032           1,130
     3,859      Pool 552707                                           6.50          8/15/2032           4,047
    16,395      Pool 781516                                           6.50          9/15/2032          17,195
       116      Pool 474279                                           6.75          5/15/2028             123
       325      Pool 474256                                           6.75          5/15/2028             343
       567      Pool 440293                                           7.00          4/15/2027             603
        71      Pool 440325                                           7.00          4/15/2027              75
     2,055      Pool 780570                                           7.00          5/15/2027           2,183
       263      Pool 478209                                           7.00          6/15/2028             279
       181      Pool 458908                                           7.00          7/15/2028             192
       575      Pool 464128                                           7.00          8/15/2028             610
       365      Pool 486467                                           7.00          8/15/2028             388

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. I,
   $   733      Pool 464854                                           7.00%         9/15/2028        $    778
     3,107      Pool 487603                                           7.00          5/15/2029           3,296
     2,631      Pool 487613                                           7.00          6/15/2029           2,792
     1,608      Pool 555482                                           7.00          8/15/2031           1,705
       933      Pool 781328                                           7.00          9/15/2031             989
     1,804      Pool 564438                                           7.00         10/15/2031           1,913
       681      Pool 563599                                           7.00          6/15/2032             723
     2,024      Pool 563613                                           7.00          7/15/2032           2,147
       914      Pool 780716                                           7.50          2/15/2028             984
       160      Pool 781001                                           7.50          3/15/2029             172
       356      Pool 499432                                           7.50          4/15/2029             382
       713      Pool 470683                                           7.50          7/15/2029             766
     1,162      Pool 510533                                           7.50         10/15/2029           1,248
       314      Pool 518539                                           7.50         10/15/2029             337
       248      Pool 538003                                           7.50          8/15/2030             266
       317      Pool 443263                                           7.50         12/15/2030             340
       176      Pool 486050                                           7.50          1/15/2031             189
       171      Pool 530250                                           7.50          1/15/2031             184
       409      Pool 552172                                           7.50         11/15/2031             438
        19      Pool 178674                                           8.00          1/15/2022              21
       553      Pool 352169                                           8.00          6/15/2023             600
       706      Pool 442548                                           8.00          5/15/2027             764
       479      Pool 511530                                           8.00          7/15/2030             518
       274      Pool 520978                                           8.00          9/15/2030             297
       142      Pool 307542                                           8.50          6/15/2021             157
        65      Pool 329602                                           8.50          7/15/2022              71
       190      Pool 312950                                           9.00          7/15/2021             210
              Government National Mortgage Assn. II,
    17,979      Pool 003389                                           5.00          5/20/2033          18,089
    19,318      Pool 003414                                           5.00          7/20/2033          19,436
    12,144      Pool 003568                                           5.00          6/20/2034          12,214
     5,263      Pool 003375                                           5.50          4/20/2033           5,371
    16,385      Pool 003530                                           5.50          3/20/2034          16,720
    49,400      Pool 003678                                           5.50          2/20/2035          50,409
    32,964      Pool 003702                                           5.50          4/20/2035          33,638
     3,157      Pool 003052                                           6.00          3/20/2031           3,261
     7,167      Pool 003273                                           6.00          8/20/2032           7,400
     5,773      Pool 003285                                           6.00          9/20/2032           5,960
     5,726      Pool 003460                                           6.00         10/20/2033           5,931
     6,411      Pool 448816                                           6.00         12/20/2033           6,627
    17,864      Pool 003517                                           6.00          2/20/2034          18,439

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. II,
   $18,440      Pool 003531                                           6.00%         3/20/2034        $ 19,034
    13,403      Pool 003611                                           6.00          9/20/2034          13,834
    31,724      Pool 003625                                           6.00         10/20/2034          32,746
    10,737      Pool 605742                                           6.00         11/20/2034          11,096
     1,144      Pool 003080                                           6.50          5/20/2031           1,195
       991      Pool 003107                                           6.50          7/20/2031           1,035
     2,726      Pool 781494                                           6.50          8/20/2031           2,848
     4,322      Pool 781427                                           6.50          4/20/2032           4,514
     4,067      Pool 003250                                           6.50          6/20/2032           4,248
    16,532      Pool 003599                                           6.50          8/20/2034          17,261
     3,075      Pool 002971                                           7.00          9/20/2030           3,246
       466      Pool 003070                                           7.50          4/20/2031             497
       128      Pool 000563                                           8.00         12/20/2022             138
     3,328      Pool 002958                                           8.00          8/20/2030           3,585
              Fannie Mae(+),
     1,868      Pool 598427                                           6.00          2/01/2017           1,938
     1,959      Pool 608749                                           6.50         10/01/2016           2,045
     5,733      Pool 618473                                           6.50         12/01/2016           5,986
                                                                                                     --------
                                                                                                      529,994
                                                                                                     --------
              COLLATERALIZED MORTGAGE OBLIGATIONS (8.1%)
              Government National Mortgage Assn. I,
     6,108      Series 2003-99, Class KA                              5.50          6/16/2021           6,135
    15,000      Series 2003-50, Class PC                              5.50          3/16/2032          15,376
    10,000      Series 2002-35, Class C                               5.88         10/16/2023          10,515
    15,000      Series 2001-12, Class B                               6.16          6/16/2021          15,864
                                                                                                     --------
                                                                                                       47,890
                                                                                                     --------
              Total U.S. government agency issues (cost: $571,713)                                    577,884
                                                                                                     --------
              REPURCHASE AGREEMENTS (2.4%)(b)
    14,330    Credit Suisse First Boston Corp., 3.00%,
                acquired on 5/31/2005 and due on 6/01/2005
                at $14,330 (collateralized by $13,656 of
                Government National Mortgage Assn.(a),
                5.00% - 7.25%, due 10/15/2006 - 8/15/2043;
                combined market value $14,618) (cost: $14,330)                                         14,330
                                                                                                     --------
              TOTAL INVESTMENTS (COST: $586,043)                                                     $592,214
                                                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
MAY 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government. Securities "+" issued by government-sponsored enterprises (GSEs) indicated with are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
MAY 31, 2005

ASSETS

   Investments in securities, at market value (identified cost of $586,043)      $592,214
   Receivables:
      Capital shares sold                                                             373
      Interest                                                                      2,744
                                                                                 --------
         Total assets                                                             595,331
                                                                                 --------
LIABILITIES

   Payables:
      Capital shares redeemed                                                         517
      Dividends on capital shares                                                     474
   Accrued management fees                                                             63
   Accrued transfer agent's fees                                                        3
   Other accrued expenses and payables                                                 63
                                                                                 --------
         Total liabilities                                                          1,120
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $594,211
                                                                                 ========
NET ASSETS CONSIST OF:

   Paid-in capital                                                               $627,502
   Accumulated net realized loss on investments                                   (39,462)
   Net unrealized appreciation of investments                                       6,171
                                                                                 --------
            Net assets applicable to capital shares outstanding                  $594,211
                                                                                 ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                 60,907
                                                                                 ========
   Net asset value, redemption price, and offering price per share               $   9.76
                                                                                 ========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST
YEAR ENDED MAY 31, 2005

INVESTMENT INCOME

   Interest income                                                       $27,452
                                                                         -------
EXPENSES

   Management fees                                                           800
   Administration and servicing fees                                         907
   Transfer agent's fees                                                     848
   Custody and accounting fees                                               124
   Postage                                                                    92
   Shareholder reporting fees                                                 24
   Trustees' fees                                                              8
   Registration fees                                                          41
   Professional fees                                                          48
   Other                                                                      11
                                                                         -------
      Total expenses                                                       2,903
   Expenses paid indirectly                                                   (3)
                                                                         -------
      Net expenses                                                         2,900
                                                                         -------
NET INVESTMENT INCOME                                                     24,552
                                                                         -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain                                                         686
   Change in net unrealized appreciation/depreciation                      5,792
                                                                         -------
      Net realized and unrealized gain                                     6,478
                                                                         -------
   Increase in net assets resulting from operations                      $31,030
                                                                         =======

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
YEARS ENDED MAY 31,

                                                                    2005             2004
                                                               --------------------------
FROM OPERATIONS

   Net investment income                                       $  24,552        $  24,101
   Net realized gain (loss) on investments                           686             (266)
   Change in net unrealized appreciation/depreciation
      of investments                                               5,792          (21,536)
                                                               --------------------------
      Increase in net assets resulting from operations            31,030            2,299
                                                               --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                         (28,942)         (32,030)
                                                               --------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                      79,152          108,530
   Reinvested dividends                                           22,918           25,261
   Cost of shares redeemed                                      (120,435)        (245,366)
                                                               --------------------------
      Decrease in net assets from capital
         share transactions                                      (18,365)        (111,575)
                                                               --------------------------
   Net decrease in net assets                                    (16,277)        (141,306)

NET ASSETS

   Beginning of period                                           610,488          751,794
                                                               --------------------------
   End of period                                               $ 594,211        $ 610,488
                                                               ==========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                     8,082           10,878
   Shares issued for dividends reinvested                          2,341            2,543
   Shares redeemed                                               (12,309)         (24,641)
                                                               --------------------------
      Decrease in shares outstanding                              (1,886)         (11,220)
                                                               ==========================

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GNMA TRUST
MAY 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Massachusetts business trust consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

                3. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2005

                   in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

             D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2005

                U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

             E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of May 31, 2005.

             F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2005

                reduce the Fund's expenses. For the year ended May 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $3,000.

             G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

             H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2005

         share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended May 31, 2005, the Fund paid CAPCO facility fees of $4,000, which represents 2.1% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended May 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2005

         distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydowns, and the expiration of capital loss carryovers resulted in reclassifications made to the statement of assets and liabilities to decrease paid-in capital by $3,499,000, increase accumulated undistributed net investment income by $4,390,000, and increase accumulated net realized loss on investments by $891,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended May 31, 2005, and 2004, was as follows:

                                                     2005                2004
                                                 -------------------------------
         Ordinary income*                        $28,942,000         $32,030,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of May 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                              $    474,000
         Accumulated capital and other losses                        (39,462,000)
         Unrealized appreciation                                       6,171,000

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2005, the Fund had expired capital loss carryovers of $3,499,000. At May 31, 2005, the Fund had a current post-October deferred capital loss of $2,129,000 and capital loss carryovers of $37,333,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2008 and 2013, as shown on the next page. It is

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2005

         unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                         CAPITAL LOSS CARRYOVERS
                 ----------------------------------------
                 EXPIRES                       BALANCE
                 -------                     ------------
                  2008                       $ 8,011,000
                  2009                        13,754,000
                  2010                         1,177,000
                  2012                         9,577,000
                  2013                         4,814,000
                                             -----------
                                       Total $37,333,000
                                             ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2005, were $211,506,000 and $224,839,000, respectively.

         As of May 31, 2005, the cost of securities, including short-term securities, for federal income tax purposes, was $586,043,000.

         Gross unrealized appreciation and depreciation of investments as of May 31, 2005, for federal income tax purposes, were $7,219,000 and $1,048,000, respectively, resulting in net unrealized appreciation of $6,171,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2005

         securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the year ended May 31, 2005.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2005

                which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                       +/- 0.04%

+/- 0.51% to 1.00%                       +/- 0.05%

+/- 1.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

                For the year ended May 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $800,000, which included a performance adjustment of $45,000 that increased the base management fee of 0.125% by 0.007%.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $907,000.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA
                Shareholder Account Services (SAS), an affiliate of the

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2005

                Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $848,000.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
MAY 31, 2005

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                               YEAR ENDED MAY 31,
                                                       -----------------------------------------------------------------
                                                          2005          2004          2003           2002          2001
                                                       -----------------------------------------------------------------
Net asset value at beginning of period                 $   9.72      $  10.16      $  10.08       $   9.89      $   9.37
                                                       -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                    .47           .48           .56            .57(b)        .66
   Net realized and unrealized gain (loss)                  .04          (.44)          .08            .19(b)        .52
                                                       -----------------------------------------------------------------
Total from investment operations                            .51           .04           .64            .76          1.18
Less distributions:
   From net investment income                              (.47)         (.48)         (.56)          (.57)         (.66)
                                                       -----------------------------------------------------------------
Net asset value at end of period                       $   9.76      $   9.72      $  10.16       $  10.08      $   9.89
                                                       =================================================================
Total return (%)*                                          5.33           .39          6.49           7.83         12.91
Net assets at end of period (000)                      $594,211      $610,488      $751,794       $589,157      $476,641
Ratio of expenses to average
   net assets (%)**(a)                                      .48           .47           .46            .41           .32
Ratio of net investment income to
   average net assets (%)**                                4.06          3.62          4.43           5.62(b)       6.74
Portfolio turnover (%)                                    37.29         58.53         74.64          44.77         94.72

  * Assumes reinvestment of all net investment income distributions during the period. May differ from the Lipper reported return due to Lipper calculation rounding.
 ** For the year ended May 31, 2005, average net assets were $604,707,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) In 2001, a change in amortization method was made as required by an accounting pronouncement.
    Without that change, these amounts would have been:
            Net investment income                                                     $ .57
            Net realized and unrealized gain                                          $ .19
            Ratio of net investment income to average net assets                       5.63%

34

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GNMA TRUST
MAY 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2004, through May 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GNMA TRUST
MAY 31, 2005

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                       EXPENSES PAID
                                               BEGINNING             ENDING            DURING PERIOD*
                                             ACCOUNT VALUE        ACCOUNT VALUE      DECEMBER 1, 2004 -
                                            DECEMBER 1, 2004       MAY 31, 2005         MAY 31, 2005
                                            -----------------------------------------------------------
         Actual                                $1,000.00            $1,019.30              $2.43

         Hypothetical
            (5% return before expenses)         1,000.00             1,022.52               2.44

         *Expenses are equal to the Fund's annualized expense ratio of 0.48%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.93% for the six-month period of December 1, 2004, through May 31, 2005.

36

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA GNMA TRUST
MAY 31, 2005

         At a meeting of the Board of Trustees held on April 27-28, 2005, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Investment Advisory Agreement between the Trust and the Manager with respect to the Fund.

         In advance of the meeting, the Trustees received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Trustees of the Trust receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA GNMA TRUST
MAY 31, 2005

         of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Trustees, including the Independent Trustees, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Trustees reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of

38

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA GNMA TRUST
MAY 31, 2005

         its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objectives and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objectives

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA GNMA TRUST
MAY 31, 2005

         as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was the lowest in its expense group and below the median of its expense universe. The data indicated that the Fund's total expenses were the lowest in its expense group and below the median of its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Trustees noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2004. The Board also noted that the Fund's percentile performance ranking was in the top 50% of its performance universe for the one-and three-year periods ended December 31, 2004.

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information

40

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA GNMA TRUST
MAY 31, 2005

         for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the relatively small universe of funds that currently have breakpoints in their advisory fee. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager, among others:
         (i) the Manager has demonstrated that it possesses the capability

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA GNMA TRUST
MAY 31, 2005

         and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

42

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors.
         These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of May 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER(2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, USAA Capital Corporation (CAPCO) (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services
         (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc.
         (FAI), FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the officer positions of Assistant Vice President and Treasurer for IMCO, USAA Shareholder Account Services, FPS, and FAI.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

48

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                TRUSTEES      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

           CUSTODIAN AND      State Street Bank and Trust Company
        ACCOUNTING AGENT      P.O. Box 1713
                              Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1900
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions
                              (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

--------------------------------------------------------------------------------
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23413-0705                                   (C)2005, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Trustees of USAA Investment Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Investment Trust. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Investment Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Investment Trust, consists of 10 funds in all. Only 9 funds of the Registrant (excluding the Total Return Strategy Fund) have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Funds' annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2005 and 2004 were $150,400 and $154,195, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent USAA Transfer Agency Company (dba USAA Shareholder Account Services) for professional services rendered by Ernst & Young, LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young, LLP for tax services are detailed in the table below:

----------------------------------------------------------------------------------------------
               Review of Federal,                                  Review of
               State and City        Passive     Quarterly         US/UK Tax
               Income and tax        Foreign     Diversification   Treaty and issues
               returns and excise   Investment   Review under      related to grantor
               tax calculations      Company     Subchapter M      trust                TOTAL
----------------------------------------------------------------------------------------------
FYE 5-31-2005     $41,100            $14,050       $10,993                 0          $ 66,143
FYE 5-31-2004     $39,700            $ 9,167       $ 5,400           $ 1,547          $ 55,814
----------------------------------------------------------------------------------------------
TOTAL             $80,800            $23,217       $16,393           $ 1,547          $121,957
----------------------------------------------------------------------------------------------

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2005 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2005 and 2004 were $109,143 and $92,814, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. Disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST (EXCEPT TOTAL RETURN STRATEGY FUND)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    July 26, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 2, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 2, 2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.